Related Parties and Others - Compensation for the Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salaries	₩ 2,169	₩ 1,645	₩ 1,971
Defined benefits plan expenses	258	424	626
Share option	414
Compensation for the key management	₩ 2,841	₩ 2,069	₩ 2,597